Voya Multi-Manager International Small Cap Fund Expense Example, No Redemption - Class A C I and W Shares [Member] - Voya Multi-Manager International Small Cap Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 722
Expense Example, No Redemption, 3 Years	1,035
Expense Example, No Redemption, 5 Years	1,369
Expense Example, No Redemption, 10 Years	2,313
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	231
Expense Example, No Redemption, 3 Years	716
Expense Example, No Redemption, 5 Years	1,228
Expense Example, No Redemption, 10 Years	2,634
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	122
Expense Example, No Redemption, 3 Years	400
Expense Example, No Redemption, 5 Years	699
Expense Example, No Redemption, 10 Years	1,549
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	119
Expense Example, No Redemption, 3 Years	372
Expense Example, No Redemption, 5 Years	644
Expense Example, No Redemption, 10 Years	1,420
Class W
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	130
Expense Example, No Redemption, 3 Years	410
Expense Example, No Redemption, 5 Years	711
Expense Example, No Redemption, 10 Years	$ 1,566